Nov. 04, 2022
SDIT GOVERNMENT FUND
Government Fund

SEI DAILY INCOME TRUST ("SDIT")

Government Fund

Supplement Dated November 4, 2022
to the Class F Shares Prospectus Dated May 31, 2022 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus. These changes only apply to the Government Fund. Nothing contained herein affects any disclosure as it relates to the Government II Fund or the Treasury II Fund.

Effective on or about January 17, 2023, (i) Class F Shares of the Government Fund will be renamed "Institutional" Shares and (ii) shareholder eligibility and investment minimums for the Government Fund will be amended.

Accordingly, effective on or about January 17, 2023:

1.  All references to "Class F Shares" of the Government Fund are revised to "Institutional" shares.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE